15. RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Due to affiliates
		June 30,	December 31,
	Notes	2016	2015
		(unaudited)

Mr. Li		$144	$144
Alliance Rich	(1)	4,167	4,088
Hebei Kaiyuan	(1)	4,423	4,400
Smart Success	(1)	9	9
Hebei Ruijie Hotel Management Company	(1)	45,572	39,608
Ruituo	(2)	63,523	58,536
Beiguo Auto	(3)	—	23
Xinji Beiguo Mall	(3)	—	61
Total		$117,838	$106,869

Notes:

(1)	Entity controlled by Mr. Li.
(2)	Entity controlled by Mr. Li’s brother.
(3)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%.

Accounts payable, related parties
		June 30,	December 31,
	Note	2016	2015
		(unaudited)

Mr. Chen Lei	(1)	$3,341	$2,716
Total		$3,341	$2,716

(1)	During the periods presented, Chen Lei, the senior vice president, has provided to the Company through the CeraVest platform for the purpose of funding CeraVest loans with a six-month term and are secured by the counterpart loans, net. These payables represent two types of investment, CeraVest Fixed and CeraVest Flex, amounting to $3.3 million and $2.7 million, with weighted average interest rate of 8.62% and 8.03% per annum as of June 30, 2016 and December 31, 2015, respectively.

Schedule of related party transactions
			Six months ended June 30,
	Notes		2016	2015
			(unaudited)	(unaudited)
Capital nature:
Ruituo	(3)	(c)	$402,278	$48,394
Ruituo	(3)	(d)	1,522	494
Mr. Li	(4)	(a)	125,031	183,868
Hebei Ruijie Hotel Management Company	(1)	(b)	43,286	39,776
Hebei Ruijie Hotel Management Company	(1)	(a)	—	24,472
Beiguo Auto	(5)	(c)	—	182
Beiguo Auto	(5)	(d)	1	37
Xinji Beiguo Mall	(5)	(c)	—	36,666
Xinji Beiguo Mall	(5)	(d)	—	529
Ruituo	(3)	(a)		24,472
Alliance Rich	(1)	(d)	83	84
Mr. Wei	(6)	(a)	15,322	16,314

Trading nature:
Hebei Kaiyuan	(1)	(d)	142	155
Hebei Ruijie Hotel Management Company	(1)	(d)	867	581
Hebei Ruijie Hotel Management	(1)	(e)	589	572

Related party transactions classified as capital nature principally involve providing sources of financing for the Company. Those classified as trading nature tend to be periodic in nature or for operating purposes.

Notes:

(1)	Entity controlled by Mr. Li.
(2)	Entity in which Mr. Li’s brother holds a 40% equity interest.

(3)	Entity controlled by Mr. Li’s brother.
(4)	The Chairman and Chief Executive Officer of Fincera.

(5)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%.
(6)	The Chief Operating Officer of Fincera.

Nature of transaction:

(a)	Bank loan guarantee provided by the affiliates to the Company.
(b)	Loan provided to the Company during the period.

(c)	Internet-based financing provided to the Company during the year.
(d)	Interest expenses incurred by the Company during the period.

(e)	Conference fees.